Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 565,400	$ 1,054,161	$ 2,661,253	$ 2,823,601	$ 3,668,926
Cost of sales	72,414	235,003	586,502	761,473	969,045
Gross profit	492,986	819,158	2,074,751	2,062,128	2,699,881
Operating expenses:
Selling, general and administrative expenses	1,386,146	1,827,926	5,711,978	3,325,737	5,080,417	177,742
Marketing and e-commerce expenses	464,571	1,022,732	2,026,263	2,362,606	3,140,371
Total operating expenses	1,850,717	2,850,658	7,738,241	5,688,343	8,220,788	177,742
Operating loss	(1,357,731)	(2,031,500)	(5,663,490)	(3,626,215)	(5,520,907)	(177,742)
Other (income) expenses:
Interest expense	4,454		8,403			186,760
Interest income	(15,381)		(16,151)	(29,876)	(40,576)
Other (income) expenses, net			(2,715)		3,295
Total other (income) expenses	(10,927)		(10,463)	(29,876)	(37,281)	186,760
Net loss from continuing operations	(1,346,804)	(2,031,500)	(5,653,027)	(3,596,339)	(5,483,626)	(364,502)
Net income (loss) from discontinued operations	44,237	(520,613)	1,938,008	(1,574,104)	(1,886,839)	(2,512,855)
Net loss	(1,302,567)	(2,552,113)	(3,715,019)	(5,170,443)	(7,370,465)	(2,877,357)
Less: net income (loss) attributable to noncontrolling interest	5,229	(62,800)	229,073	(185,556)	227,061	(294,411)
Net loss attributable to MGO stockholders	$ (1,307,796)	$ (2,489,313)	$ (3,944,092)	$ (4,984,887)	$ (7,143,404)	$ (2,582,946)
Basic weighted average shares outstanding	2,507,442	1,424,154	1,953,276	1,408,517	1,426,613	1,054,242
Diluted weighted average shares outstanding	2,507,442	1,424,154	1,953,276	1,408,517	1,426,613	1,054,242
Basic net loss per share to MGO stockholders on continuing operations	$ (0.54)	$ (1.43)	$ (2.89)	$ (2.55)	$ (5.01)	$ (2.45)
Diluted net loss per share to MGO stockholders on continuing operations	(0.54)	(1.43)	(2.89)	(2.55)	(5.01)	(2.45)
Basic net loss per share to MGO stockholders on discontinued operations	0.02	(0.37)	0.99	(1.12)	(1.32)	(2.38)
Diluted net loss per share to MGO stockholders on discontinued operations	0.02	(0.37)	0.99	(1.12)	$ (1.32)	$ (2.38)
Basic net income (loss) per share to MGO stockholders	(0.52)	(1.79)	(1.90)	(3.67)
Diluted net income (loss) per share to MGO stockholders	$ (0.52)	$ (1.79)	$ (1.90)	$ (3.67)